COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group’s principal operations are currently conducted in the PRC, it is subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic, and legal environments and foreign currency exchange limitations encountered in the PRC. The Group’s results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group’s transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Both conversion of RMB into foreign currencies and remittance of foreign currencies abroad subject to the regulations of foreign currency governed by the PRC regulatory agents.

Service Contract

On September 6, 2018, the Company signed an Initial Public Offering Agreement ("IPO Agreement") with NETW. Pursuant to the IPO Agreement, the Company engaged NETW as the Company’s exclusive lead or managing underwriter and/or book runner and investment banker in connection with the sale of at least of $6,000,000 worth of the Company’s ordinary shares. The Company agreed to pay NETW an underwriting discount or spread of seven percent (7%) of the gross proceeds from investors introduced by NETW and five percent (5%) of the gross proceeds from investors introduced by the Company. NETW shall be entitled to a corporate finance fee equal to two percent (2%) of the gross proceeds of the offering. The Company also agreed to reimburse NETW up to $75,000 out of pocket expenses related to the offering. The IPO agreement expired on September 6, 2019.

On December 25, 2019, the Company signed a one-year Investor Relations Agreement ("IR Agreement II") with Weitian Group LLC. ("Weitian"). Pursuant to the IR Agreement II, Weitian will act as an investor counsel and provide related services to MDJM from January 1, 2020 to December 31, 2020. IR Agreement II shall be automatically renewed for consecutive twelve-month terms unless it is terminated or replaced with another agreement. As a consideration, the Company will pay $4,000 per month to Weitian. Either party may terminate the IR Agreement II by providing a written notice ten days before the date of termination.

Legal Proceeding

Except for the following disclosure, we are currently not a party to any litigation of which, if determined adversely to us, would individually or in the aggregate be reasonably expected to have a material adverse effect on our business, operating results, cash flows or financial condition.

On June 24, 2020, Mingda Tianjin filed a civil complaint in Hexi District People’s Court, Tianjin City (the “Hexi Court”), alleging a breach of contract against Tianjin Pin Yue Real Estate. Ltd. (“Pin Yue Jiang Nan”). Mingda Tianjin entered into a Sales Agency Service Contract with Pin Yue Jiang Nan and completed all the services under the contract. Mingda Tianjin claimed that Pin Yue Jiang Nan owed unpaid service fee of $131,694 (RMB 860,992), a reserved fund of $37,785 (RMB 247,031) and late payment penalty and interest of $2,303 (RMB 15,054) , totaled $171,782, as of the filing date. The Hexi Court accepted the case on June 24, 2020 and the case is proceedings.